SHARE-BASED PAYMENT - Share Options Other Disclosures (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENT
Share-based compensation expense		¥ 65,154	¥ 55,128	¥ 134,709
Share Options
SHARE-BASED PAYMENT
Amended and accelerated for vesting and immediately became exercisable (in shares)	6,817,372
Intrinsic value share options exercised		¥ 32,010	¥ 13,608	¥ 6,858
Weighted average grant date fair value of options granted		¥ 22.42	¥ 12.65	¥ 15.12
Unrecognized compensation expenses related to the options		¥ 96,596
2015 and 2018 Plans | Share Options
SHARE-BASED PAYMENT
Share-based compensation expense		¥ 42,316	¥ 33,618	¥ 49,972